Income Tax Expense (Credit) (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Income Tax Expense (Credit)

	2015	2016	2017	2017
	RMB’000	RMB’000	RMB’000	US$’000
Current tax:
PRC Enterprise Income Tax (“EIT”)
- current year	2,825	6,610	7,669	1,179
- under provision in respect of prior year	—	1,618	—	—

	2,825	8,228	7,669	1,179

Deferred tax (Note 17):
- current year	(4,395)	(7,876)	1,102	169
- attributable to change in tax rate	—	—	(1,382)	(212)

	(4,395)	(7,876)	(280)	(43)

	(1,570)	352	7,389	1,136

Tax Charge Reconciled to Profit (Loss) Before Taxation Per the Consolidated Statements of Comprehensive Income

The tax charge (credit) for the years stated below can be reconciled to the profit (loss) before taxation per the consolidated statements of comprehensive income as follows:

	2015	2016	2017	2017
	RMB’000	RMB’000	RMB’000	US$’000

(Loss) profit before taxation	(30,137)	(25,572)	16,441	2,527

Tax at the domestic income tax rate of 25%	(7,534)	(6,393)	4,110	632
Tax effect of expenses not deductible for tax purpose	3,045	2,253	2,069	318
Recognition of tax losses previously not recognized	(2,230)	—	(1,885)	(290)
Effect of tax exemption and reliefs granted to PRC subsidiaries	4,750	2,874	4,477	688
Under (over) provision in respect of prior years	399	1,618	—	—
Decrease in opening deferred tax liability resulting from a decrease in applicable tax rate	—	—	(1,382)	(212)

Tax charge (credit) for the year	(1,570)	352	7,389	1,136